CONCENTRATION RISK	12 Months Ended
Jun. 30, 2026
Risks and Uncertainties [Abstract]
CONCENTRATION RISK

8. CONCENTRATION RISK

Customer concentration

A summary of single customers which were for 10% or more of the Company’s revenue and the comparative figures in the respective periods is as follows.

	Six months ended June 30,	Year Ended June 30,	Year Ended June 30,
	2024	2025	2026
Customer A	12.1%	Below 10%	14.7%
Customer B	14.2%	Below 10%	Below 10%
Customer C	10.2%	Below 10%	Below 10%
Customer D	15.3%	12.9%	Below 10%
Customer E	Below 10%	10.1%	Below 10%

A summary of customers which were for 10% or more of the Company’s accounts receivable and the comparative figures in the respective periods is as follows.

	As of June 30,
	2025	2026
Customer A	12.3%	19.5%
Customer D	19.9%	10.0%
Customer E	Below 10%	14.5%

Vendor concentration

The Company does not have a concentration of its cost of revenue with specific vendors. During the six months ended June 30, 2024 and the years ended June 30, 2025 and 2026, there were no vendors that accounted for more than 10% of the Company’s cost of revenue.

CLICK HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS